RELATED PARTY TRANSACTIONS - Administrative Support Agreement (Details) - Administrative Support Agreement - Affiliated entity - Sponsor - USD ($)	Nov. 16, 2021	Nov. 06, 2021	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Amount of expenses for office space, utilities, secretarial and administrative support reimbursable to related party	$ 15,000	$ 15,000
Payables for administrative costs			$ 270,000	$ 135,000